RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 28, 2025	Dec. 29, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Expense relating to variable lease payments not included in measurement of lease liabilities	$ 276,200	$ 116,800
Expense relating to short-term leases and leases of low-value assets for which recognition exemption has been used	4,400	3,400
Cash outflow for leases	27,500	20,000
Other inflows (outflows) of cash	(105,112)	(55,274)
Continuing Operation
Disclosure of quantitative information about right-of-use assets [line items]
Other inflows (outflows) of cash	$ (22,100)	$ 15,200